Related party transactions (Detail Textuals 2) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	$ 6,681,013	$ 5,148,233	$ 3,630,079
GVI clinical development solutions Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	134,461	118,973
GVI clinical development solutions Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	857,917	715,623	592,464
CanAm Bioresearch Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	40,452	36,606
CanAm Bioresearch Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	393,021	458,424	560,205
Dap Dhaduk II LLC
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Rental expenses which are recorded within loss from discontinued operations		263,493	29,869
Aktinos
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Purchases of inventory, which were included in assets		1,599,056	217,382
Omgene life sciences Pvt Ltd
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense		26,465
4C Pharma Solutions LLC.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Services provided which are recorded within loss from discontinued operations		5,690
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Rental expenses which are recorded within loss from discontinued operations	227,733	212,000	$ 222,500
Accounts payable and accrued liabilities	$ 16,843	$ 67,704